Strategic investments	12 Months Ended
Dec. 31, 2022
Strategic investments [Abstract]
Strategic investments

26    Strategic investments

a) XLocations Inc.

The Company invested in XLocations Inc. in the amount of $137,100 in February 2018. In May 2018, additional funding from external investors received by XLocations Inc resulted in a dilution of the Company’s equity interest from 60% to 26.25%.

Despite the equity interest of 26.25%, the Company believes it does not have the ability to significantly influence the operational and financial policies of the investee and uses the measurement alternative for equity investments without readily determinable fair values. Accordingly, the retained interest was fair valued on the date of loss of control for $637,671. The basis for the measurement of fair value for this equity investment is Level 3 in the fair value hierarchy.

The carrying value of this investment amounted to $618,171 as of December 31, 2021 and 2021 respectively. The investment is included in other assets on the consolidated balance sheets. For the years ended December 31, 2022 and 2021, the Company assessed there was no permanent diminution in the value of the investment and accordingly, no impairment charge was recorded. There have been no upward or downward adjustments to this investment during the years ended December 31, 2022 and 2021.

b) Memob Plus FZ LLC

On July 2, 2021, the Company entered into a subscription and shareholders agreement to subscribe for 30 shares representing 10 percent of the issued share capital of Memob Plus FZ LLC, a free zone limited liability company incorporated in Dubai, in consideration for the payment of the aggregate amount of $2,000,000 comprising the amount of $500,000 in cash and $1,500,000 in kind consideration. The payment of the in-kind consideration deemed to have been satisfied by virtue of the execution of the Data Usage Agreement dated September 1, 2020.

The Company believes it does not have the ability to significantly influence the operational and financial policies of the investee and uses the measurement alternative for equity investments without readily determinable fair values. The carrying value of this investment amounted to $2,000,000 as of December 31, 2022 and 2021. The investment is included in other assets on the consolidated balance sheets. For the year ended December 31, 2022 and 2021, the Company assessed there was no permanent diminution in the value of the investment and accordingly, no impairment charge was recorded. There have been no upward or downward adjustments to this investment during the years ended December 31, 2022 and 2021.